Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets	12 Months Ended
Dec. 31, 2023
Provision for Credit Losses [Abstract]
Provision for credit losses, net of increase in guaranteed recoverable assets
22	Provision for credit losses, net of increase in guaranteed recoverable assets

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Home equity loans	257,624,013	(55,755,647)	57,110,646
Corporate loans	-	(24,693,114)	(31,271,295)
Debt securities	(5,403,084)	(10,565,475)	6,209,195
Guarantee liabilities	(3,182,958)	(145,049,258)	(149,512,430)
Interest and financing service fee receivables	49,429,922	7,947,030	5,020,090
Other assets	-	(9,968,399)	(64,839,204)
Total	298,467,893	(238,084,863)	(177,282,998)